Commitments and contingencies (Details 1) (USD $)	Mar. 31, 2014
For the year ended March 31, 2015	$ 525,791
For the year ended March 31, 2016	308,732
For the year ended March 31, 2017	231,058
For the year ended March 31, 2018	237,989
For the year ended March 31, 2019	$ 40,753